Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings
Schedule of borrowings

	June 30,	December 31,
	2019	2018
	€ 1,000	€ 1,000
Innovation credit	5,164	5,164
Accrued interest on innovation credit	2,726	1,871
Convertible notes	2,646	2,351

Total borrowings	10,536	9,386
Current portion	(178)	—
	10,358	9,386